Summary of Significant Accounting Policies - Armada - Interim - Summary of Basic and Diluted Net Income Per Ordinary Share (Detail) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic (in shares)			1	1
Basic (in usd per share)			$ (152,717,402)	$ (188,134,733)
Diluted (in shares)			1	1
Diluted (in usd per share)			$ (152,717,402)	$ (188,134,733)
Class A - Redeemable
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 1,183,366	$ 484,702			$ 1,567,466	$ 247,050
Diluted (in shares)	23,000,000	9,857,143			23,000,000	3,322,222
Diluted (in usd per share)	$ 0.05	$ 0.05			$ 0.07	$ 0.07
Class A - Redeemable | Armada Acquisition Corp. II
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 1,183,366	$ 501,013			$ 1,567,466	$ 267,888	$ 933,203
Basic (in shares)	23,000,000	9,857,143			23,000,000	3,322,222	8,323,204
Basic (in usd per share)	$ 0.05	$ 0.05			$ 0.07	$ 0.08	$ 0.11
Allocation of net income							$ 896,018
Diluted (in shares)							8,323,204
Diluted (in usd per share)							$ 0.11
Class A & B - Non-redeemable
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 441,961	$ 402,444			$ 585,414	$ 593,606
Diluted (in shares)	8,590,000	8,184,286			8,590,000	7,982,556
Diluted (in usd per share)	$ 0.05	$ 0.05			$ 0.07	$ 0.07
Class A & B - Non-redeemable | Armada Acquisition Corp. II
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 441,961	$ 386,133			$ 585,414	$ 572,768	$ 838,780
Basic (in shares)	8,590,000	7,596,957			8,590,000	7,103,193	7,481,056
Basic (in usd per share)	$ 0.05	$ 0.05			$ 0.07	$ 0.08	$ 0.11
Allocation of net income							$ 875,965
Diluted (in shares)							8,136,934
Diluted (in usd per share)							$ 0.11